Securities Act Registration No. 333-181176 Investment Company Act Registration No. 811-22696

As filed with the Securities and Exchange Commission on September 15, 2023

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No. ___	□
Post-Effective Amendment No. 106	☐
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 107	☐

Victory Portfolios II

(Exact Name of Registrant as Specified in Charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, OH 44144

(Address of Principal Executive Offices)

(877) 660-4400

(Area Code and Telephone Number)

With copy to:
James K. De Vries	Jay G. Baris
Victory Portfolios II	Sidley Austin LLP
15935 La Cantera Parkway	787 Seventh Avenue
San Antonio, Texas 78256	New York, New York 10019

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement. It is proposed that this filing will become effective:

[  ] Immediately upon filing pursuant to paragraph (b) [x] On October 18, 2023, pursuant to paragraph (b)

[  ] 60 days after filing pursuant to paragraph (a)(1) [  ] On (date) pursuant to paragraph (a)(1)

[  ] 75 days after filing pursuant to paragraph (a)(2)

[  ] On (date) pursuant to paragraph (a)(2) of Rule 485. If appropriate, check the following box:

[x]This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 106 to the Registration Statement on Form N-1A for Victory Portfolios II is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, (the “Securities Act”), solely for the purpose of delaying, until October 18, 2023, the effectiveness of Post-Effective Amendment No. 100 ("PEA No. 100"), which was filed with the Securities and Exchange Commission (the "Commission") via EDGAR on April 6, 2023, accession number 0001683863-23-003134. Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A for Victory Portfolios II was filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act, solely for the purpose of delaying, until September 18, 2023, the effectiveness of PEA No. 100, which was filed with the Commission via EDGAR on August 17, 2023, accession number 0001683863-23-00591. Post-Effective Amendment No. 103 to the Registration Statement on Form N-1A for Victory Portfolios II was filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act, solely for the purpose of delaying, until August 18, 2023, the effectiveness of PEA No. 100, which was filed with the Commission via EDGAR on July 19, 2023, accession number 0001683863-23-005532. Post-Effective Amendment No. 102 to the Registration Statement on Form N-1A for Victory Portfolios II was filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act, solely for the purpose of delaying, until July 20, 2023, the effectiveness of PEA No. 100, which was filed with the Commission via EDGAR on June 16, 2023, accession number 0001683863-23-005084. Since no other changes are intended to be made to PEA No. 100 by means of this filing, Parts A, B,and C of PEA No. 100 are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas, on the 15th day of September 2023.

VICTORY PORTFOLIOS II

(REGISTRANT)

By:/s/ James K. DeVries

James K. DeVries

(Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of September 2023.

Signature	Title

/s/ James K. DeVries	President (Principal Executive Officer)

James K. DeVries
/s/ Allan Shaer	Treasurer (Principal Accounting Officer and Principal Financial Officer)

Allan Shaer
*	Trustee
David Brooks Adcock
*	Trustee
Nigel D.T. Andrews
*	Trustee
E. Lee Beard
*	Trustee
David C. Brown
*	Trustee
Dennis M. Bushe
*	Chairman of the Board and Trustee
John L. Kelly
*	Trustee
David L. Meyer
*	Trustee
Gloria S. Nelund
*	Trustee
Leigh A. Wilson
*By: /s/ Jay G. Baris

Jay G. Baris
Attorney-in-Fact